Investment (Details)	Jun. 30, 2026	Jun. 30, 2025
Hashbeaver [Member]
Investment (Details) [Line Items]
Percentage of equity interest	4.90%
Guangzhou Sanyi Network [Member]
Investment (Details) [Line Items]
Percentage of equity interest		40.00%